COMMITMENTS AND CONTINGENCIES (Details Narrative)		1 Months Ended		12 Months Ended
	Oct. 31, 2018 USD ($)	Aug. 31, 2018 USD ($)	Jul. 31, 2018 USD ($) ft²	Sep. 30, 2018 USD ($)	Mar. 31, 2019 USD ($)
Lease term				39 months	39 months
Office space | ft²			5,000
Annual base rent for the first 18 months			$ 94,000
Annual base rent - Year two				$ 97	$ 97,000
Annual base rent - Year two				99	99,000
Common stock issued to vendor for settlement of debt				1,896,999
Fair value liability				$ 271,710	300,000
Directors and Officers [Member] | Note Payable [Member]
Insurance policy	$ 160,000
Insurance policy premium	$ 146,000
Balance amount of debt					$ 81,000
Vendor [Member]
Principal amount		$ 1,000,000
Repayment of debt		160,000
Future cash payments		7,500
Common stock issued to vendor for settlement of debt		10,000,000
Vendor [Member] | Minimum [Member]
Gain on sale of stock by vendor in excess of		$ 1,300,000